Financial Instruments and Financial Risk Management - Summary of Sensitivity Analysis Used in Measuring Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Closing Share Price | Chalhoub
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	$ (6,521)	$ (11,196)
Closing Share Price | Strategic Arrangement with Alibaba and Richemont
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(14,899)
Expected Volatility | Chalhoub
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(826)	(1,776)
Credit Spread | Chalhoub
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	939	3,413
Credit Spread | Strategic Arrangement with Alibaba and Richemont
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	6,075
Risk Free Rate | Strategic Arrangement with Alibaba and Richemont
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(468)
February 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(3,931)	(20,259)
February 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(1,516)	(11,366)
February 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(228)	(633)
April 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(25,113)	(24,215)
April 2020 Notes | Risk Free Rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(13,104)	(20,233)
April 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(2,898)	(2,296)
November 2020 Notes | Closing Share Price
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(10,044)	(13,673)
November 2020 Notes | Expected Volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	(2,451)	(5,203)
November 2020 Notes | Credit Spread
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Increase/(decrease) in profit or loss	$ (5,469)	$ (2,504)